Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Payroll and related expenses	$ 71,815	$ 69,672
Interest	35,337	33,985
Gaming liabilities	37,496	35,698
Customer Loyalty Program Liability, Current	18,491	19,058
Accrued liabilities	86,379	80,853
Total accrued liabilities	$ 249,518	$ 239,266